Pension And Other Postretirement Benefits (Schedule Of Changes In The Fair Value Of The Plan Level Three Assets) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year		$ 574.8
Fair value of plan assets at end of year		586.0	$ 574.8
Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year		17.6	18.9
Total gains or losses (unrealized / realized)		0.0	0.7
Purchases		0.0	0.6
(Sales)		0.0	(2.6)
Transfers into/(out of) level 3		0.0	0.0
Fair value of plan assets at end of year		0.0	17.6
Defined Benefit Plan, Separation Allocation	[1]	(17.6)
Real Estate [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year		2.6	3.0
Total gains or losses (unrealized / realized)			0.3
Purchases			0.0
(Sales)			(0.7)
Transfers into/(out of) level 3			0.0
Fair value of plan assets at end of year			2.6
Private Equity Limited Partnerships [Member] | U.S. Multi-Strategy [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year		8.5	8.7
Total gains or losses (unrealized / realized)		0.0	0.4
Purchases		0.0	0.4
(Sales)		0.0	(1.0)
Transfers into/(out of) level 3		0.0	0.0
Fair value of plan assets at end of year		0.0	8.5
Defined Benefit Plan, Separation Allocation	[1]	(8.5)
Private Equity Limited Partnerships [Member] | International Multi-Strategy [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year		5.3	5.8
Total gains or losses (unrealized / realized)		0.0	(0.1)
Purchases		0.0	0.1
(Sales)		0.0	(0.5)
Transfers into/(out of) level 3		0.0	0.0
Fair value of plan assets at end of year		0.0	5.3
Defined Benefit Plan, Separation Allocation	[1]	(5.3)
Private Equity Limited Partnerships [Member] | Distressed Opportunities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year		1.1	1.4
Total gains or losses (unrealized / realized)		0.0	0.1
Purchases		0.0	0.0
(Sales)		0.0	(0.4)
Transfers into/(out of) level 3		0.0	0.0
Fair value of plan assets at end of year		0.0	1.1
Defined Benefit Plan, Separation Allocation	[1]	(1.1)
Private Equity Limited Partnerships [Member] | Real Estate [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year		2.6
Total gains or losses (unrealized / realized)		0.0
Purchases		0.0
(Sales)		0.0
Transfers into/(out of) level 3		0.0
Fair value of plan assets at end of year		0.0	2.6
Defined Benefit Plan, Separation Allocation	[1]	(2.6)
Fixed Income Securities [Member] | Other Fixed Income [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year		0.1	0.0
Total gains or losses (unrealized / realized)		0.0	0.0
Purchases		0.0	0.1
(Sales)		0.0	0.0
Transfers into/(out of) level 3		0.0	0.0
Fair value of plan assets at end of year		0.0	$ 0.1
Defined Benefit Plan, Separation Allocation	[1]	$ (0.1)

[1]	Level 3 assets were not contributed to the CPG Plans upon Separation from NiSource and no subsequent investments were made in Level 3 assets post Separation.